Leases - Summary of Lease Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense	¥ 34,376	¥ 40,670	¥ 41,126
Short-term lease expense	12,815	13,884	12,730
Total lease expense	¥ 47,191	¥ 54,554	¥ 53,856
Cash paid for amounts included in the measurement of lease liabilities:
Weighted-average remaining lease term (in years) - operating leases	1 year 1 month 6 days
Weighted-average discount rate - operating leases	4.00%